Transactions with Former Officer	9 Months Ended	12 Months Ended
	Nov. 30, 2017	Feb. 28, 2017
Notes to Financial Statements
Transactions with Former Officer

The Company was founded in 1982 by Richard Pomije. On May 17, 2015, Mr. Pomije resigned as CEO of the Company and on June 1, 2015, he resigned as the CFO and Chairman. At the time of his resignation, the Company and the Board of Directors were not aware of any continuing employment agreement. The Company released Mr. Pomije on September 11, 2015 concurrent with his closing of the Burnsville, MN office. However, Mr. Pomije is now asserting an employment agreement did indeed exist and a continuing obligation of the Company in the form of a monthly salary for a one year term from May 18, 2015 to May 17, 2016 was due in addition to a stock subscription receivable, and that the failure to provide written notice at end of the one-year obligated the Company to pay for an additional year under the agreement. Mr. Pomije claims the Company owes him $260,900, which has been fully accrued for by the Company. Mr. Pomije filed a lawsuit against the Company on December 5, 2016.

The Company was founded in 1982 by Richard Pomije. On May 17, 2015, Mr. Pomije resigned as CEO of the Company and on June 1, 2015, he resigned as the CFO and Chairman.  At that time of his resignation, the Company and the Board of Directors were not aware of any continuing employment agreement.  The Company released Mr. Pomije on September 11, 2015 concurrent with his closing of the Burnsville, MN office. However, Mr. Pomije is now asserting an employment agreement did indeed exist and a continuing obligation of the Company in the form of a monthly salary for a 1 year term from May 18, 2015 to May 17, 2016 was due in addition to a stock subscription receivable. Mr. Pomije claims the Company owes him $260,900, which has been fully accrued for by the Company. Mr. Pomije filed a lawsuit against the Company on December 5, 2016.

Notes Payable – Related Party

On April 22, 2014, the Company signed an unsecured promissory note with Mr. Pomije, for a working capital loan of $75,000, due in one year at an annual interest rate of 5%.  On December 1, 2014, the Company signed an additional unsecured promissory note with Mr. Pomije for a working capital loan of $10,000 due in one year at an annual interest rate of 4%. On August 14, 2014, the Company made a $10,000 principal payment on the first note payable leaving a remaining principal balance of $75,000 on the two notes payable. On April 3, 2015, the Company signed a third unsecured promissory note with Mr. Pomije for a working capital loan of $15,000 due in one year at an annual interest rate of 4%. In May 2015, the Company paid off all three notes payable. All accrued interest was paid in full in fiscal 2016.

Common Stock Subscriptions Receivable and Deferred Compensation

The Company entered into two agreements, one in 2007 and one in 2010, for stock subscriptions to Mr. Pomije. Pursuant to the terms in the agreements, the Company had a common stock subscriptions receivable due from Mr. Pomije.

In addition, at various times in 2014 and 2015, Mr. Pomije elected to forego a portion of his salary due to the Company’s limited operating funds. On May 11, 2015, Mr. Pomije agreed to accept a stock subscription receivable in lieu of his deferred officer accrued compensation. The total balance recorded as deferred officer compensation at May 11, 2015, was $331,849. As a result of the difference between the amount recorded for stock subscription receivable and deferred officer compensation, the Company recorded a loss on conversion of deferred officer compensation into equity of $293,633 in May 2015.

As part of a settlement in May 2015, the total stock subscription net balance due was forgiven and reduced from $625,482 to $0.